Significant Accounting and Reporting Policies (Effects of Change in Accounting Principle on Major Line Items and Earnings per Share Amounts in Consolidated Financial Statements) (Detail) - JPY (¥)
¥ / shares in Units, ¥ in Millions
	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Revenues:
Sales of goods and real estate	¥ 1,015,249	¥ 834,010	¥ 450,869
Services income	737,903	735,186	765,548
Other	90,769	68,526	53,367
Total revenues	2,678,659	2,369,202	2,174,283
Expenses:
Costs of goods and real estate sold	928,794	748,259	402,021
Services expense	451,277	445,387	425,676
Selling, general and administrative expenses	418,746	422,692	427,816
Other	4,396	3,729	(23,674)
Total expenses	2,349,435	2,081,461	1,917,454
Operating Income	329,224	287,741	256,829
Income from Continuing Operations	273,239	260,169	234,651
Net income	280,926	270,990	255,257
Net Income Attributable to ORIX Corporation Shareholders	¥ 273,239	¥ 260,169	¥ 234,948
Basic EPS	¥ 208.88	¥ 198.73	¥ 179.47
Diluted EPS	¥ 208.68	¥ 198.52	¥ 179.21
Net cash provided by operating activities	¥ 583,955	¥ 510,562	¥ 257,611
Net cash provided by (used in) investing activities	(237,608)	(552,529)	(467,801)
Net cash provided by (used in) financing activities	(33,459)	(48,001)	213,432
Cash and Cash Equivalents at Beginning of Year	730,420	827,518	818,039
Cash and Cash Equivalents at End of Year	¥ 1,039,870	730,420	827,518
Consolidating Adjustments Increase (decrease)
Revenues:
Sales of goods and real estate			10,548
Services income			27,960
Other			1,377
Total revenues			39,885
Expenses:
Costs of goods and real estate sold			6,125
Services expense			23,760
Selling, general and administrative expenses			3,804
Other			999
Total expenses			34,688
Operating Income			5,197
Income before Income Taxes and Discontinued Operations			8,068
Income from Continuing Operations			2,184
Net income			2,184
Net Income Attributable to the Noncontrolling Interests			1,070
Net Income Attributable to ORIX Corporation Shareholders			¥ 1,114
Basic EPS			¥ 0.84
Diluted EPS			¥ 0.86
Net cash provided by operating activities			¥ 30,919
Net cash provided by (used in) investing activities			3,743
Net cash provided by (used in) financing activities			3,832
Cash and Cash Equivalents at Beginning of Year		¥ 29,234	(9,260)
Cash and Cash Equivalents at End of Year			¥ 29,234